OTHER EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Realized loss on non-hedge derivative contracts (Note 24)	$ (794)	$ 1,642	[1]
Corporate office relocation costs	407	7,221
Loss/(gain) on disposal of assets	40	(13)
Other expenses	1,926	4,679
Other operating income (expense)	4,849	11,887	[2],[3]
Non-hedge derivative contracts
Disclosure of financial liabilities [line items]
Realized loss on non-hedge derivative contracts (Note 24)	$ 2,476	$ 0

[1]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[2]	Please refer to Note 28 for information on revised prior period comparatives.
[3]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.